Payments, Details - 12 months ended Dec. 31, 2023 - ARS ($) $ in Thousands	Amount [1]	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 3	Taxes	ARGENTINA	Province of Santiago del Estero - Direccion General de Rentas [Member]	Doña Amalía [Member]	Limestone [Member]	Open Pit
#: 2
	0	Taxes	ARGENTINA	Province of Catamarca - Agencia de recaudacion [Member]	Doña Amalía [Member]	Limestone [Member]	Open Pit
#: 3
	2	Taxes	ARGENTINA	Province of San Juan - Dirección General de Rentas [Member]	Piedras Blancas [Member]	Limestone [Member]	Open Pit
#: 4
	5	Taxes	ARGENTINA	Province of Neuquen - Direccion Provincial de Rentas [Member]	El Salitral y Cerro Bayo [Member]	Limestone [Member]	Open Pit
#: 5
	15	Fees	ARGENTINA	Province of Neuquen - Direccion Provincial de Rentas [Member]	El Salitral y Cerro Bayo [Member]	Limestone [Member]	Open Pit
#: 6
	4,641	Taxes	ARGENTINA	City of Olavarria [Member]	La Pampita y Entorno [Member]	Limestone [Member]	Open Pit
#: 7
	157	Taxes	ARGENTINA	Agencia De Recaudacion [Member]	La Pampita y Entorno [Member]	Limestone [Member]	Open Pit
#: 8
	1	Taxes	ARGENTINA	Subsecretaría de Minería [Member]	La Pampita y Entorno [Member]	Limestone [Member]	Open Pit
#: 9
	210	Taxes	ARGENTINA	City of Olavarria [Member]	La Preferida [Member]	Granite [Member]	Open Pit
#: 10
	4	Taxes	ARGENTINA	Municipality of Avellaneda [Member]	La Preferida [Member]	Granite [Member]	Open Pit
#: 11
	13	Fees	ARGENTINA	Ministerio de Producción de Ciencia e Innovación Tecnológica [Member]	La Preferida [Member]	Granite [Member]	Open Pit
#: 12
	0	Fees	ARGENTINA	Subsecretaría de Minería [Member]	La Preferida [Member]	Granite [Member]	Open Pit
#: 13
	350	Taxes	ARGENTINA	City of Benito Juarez [Member]	Barker [Member]	Limestone [Member]	Open Pit
#: 14
	33	Taxes	ARGENTINA	Agencia De Recaudacion [Member]	Barker [Member]	Limestone [Member]	Open Pit
#: 15
	0	Taxes	ARGENTINA	Subsecretaría de Minería [Member]	Barker [Member]	Limestone [Member]	Open Pit
#: 16
	0	Fees	ARGENTINA	Subsecretaría de Minería [Member]	Barker [Member]	Limestone [Member]	Open Pit
#: 17
	$ 1	Fees	ARGENTINA	Ministerio de Producción de Ciencia e Innovación Tecnológica [Member]	Barker [Member]	Limestone [Member]	Open Pit

[1]
(1) All payments are reported in Argentine Pesos (Ps.) adjusted by inflation according to IAS 29. All payments were made in Ps. As of December 31, 2023, the official nominal exchange rate for pesos into U.S. dollars was Ps. 808.4833 per US$1.00 and as of September 24, 2024 the official nominal exchange rate for pesos into U.S. dollars was Ps. 966.7500 per US$1.00.